BORROWINGS AND FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of borrowings
The following table summarises the carrying value of the Group’s borrowings as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Non-current:
€350 million 2.00% Notes 2019	348	347
US$525 million 3.50% Notes 2020	436	495
US$250 million 3.25% Notes 2021	206	234
US$300 million 4.50% Notes 2021	249	283
€350 million Floating Rate Note 2021(A)	351	—
€700 million 0.75% Notes 2022(B)	697	696
€350 million 2.63% Notes 2023	348	348
€500 million 1.13% Notes 2024(B)	495	494
€350 million 2.38% Notes 2025	347	346
€250 million 2.75% Notes 2026	248	248
€500 million 1.75% Notes 2028(B)	492	491
€500 million 1.88% Notes 2030	496	496
€1 billion term loan 2018-2021(C)	698	998
Finance lease obligations(D)	63	76
Other borrowings	—	10
Total non-current borrowings	5,474	5,562

Current:
€350 million 3.13% Notes 2017(E)	—	350
€500 million Floating Rate Note 2017(B)(F)	—	499
EUR commercial paper(G)	250	—
Finance lease obligations(D)	24	25
Other borrowings	—	1
Total current borrowings	274	875

(A)	In November 2017, the Group issued €350 million, floating-rate notes due 2021 at a premium.

(B)	To finance the return of capital to CCE shareholders in connection with the Merger, the Group issued €2.2 billion Eurobond notes due between November 2017 and May 2028.

(C)
To finance the return of capital to CCE shareholders in connection with the Merger, the Group obtained a €1.0 billion, floating rate bank term loan with annual payments due each May beginning in 2018 until 2021. In September 2017, €200 million of the term loan due in 2018 and €100 million of the term loan due in 2021 were repaid prior to maturity. As at 31 December 2017, €700 million of the term loan remains outstanding with annual repayments due between 2019 and 2021.

(D)	These amounts represent the present values of the Group’s minimum finance lease obligations.

(E)	In September 2017, €350 million, 3.13% notes matured and were paid in full.

(F)	In December 2017, €500 million, floating-rate notes matured and were paid in full.

(G)	As of 31 December 2017, the Group had €250 million of euro denominated commercial paper outstanding, due January 2018.

Disclosure of future maturity of finance lease obligations
The following table summarises the future maturity of the Group’s finance lease obligations as at the dates presented:

	31 December 2017	31 December 2016
Finance lease maturities	€ million	€ million
Within one year	24	25
After one year but not more than five years	46	56
More than five years	26	30
Total minimum lease payments	96	111
Amounts representing interest(A)	(9)	(10)
Present value of minimum lease payments	87	101

(A)	Amounts representing interest related to finance lease commitments are not significant for any of the individual time periods presented above.

Disclosure of reconciliation of liabilities arising from financing activities
The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities:

	Current portion of borrowings		Borrowings, less current portion	Total
	€ million		€ million	€ million
As at 31 December 2016	875		5,562	6,437
Changes from financing cash flows
Proceeds from third party debt, net of issuance costs		—	350	350
Changes in short-term borrowings	250			250
Repayments on third party debt	(850)	—	(310)	(1,160)
Repayments on third party debt; finance leases	(1)		(19)	(20)
Other non-cash changes
Discount/premium amortisation	—		6	6
Capitalised issue costs	—		4	4
Finance lease additions and other	—		5	5
Currency translation	—		(124)	(124)
Total changes	(601)		(88)	(689)
As at 31 December 2017	274		5,474	5,748